                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    April 30
                                    --------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
-

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT APRIL 30, 2004

[GRAPHIC]

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of April 30, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

We are pleased to welcome shareholders of Eaton Vance Tax-Managed Dividend Income Fund (the "Fund"), the first equity income fund designed to take advantage of new favorable tax rates on dividend income. The Fund's investment objective is to achieve after-tax total return for its shareholders. The Fund invests primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gains rates.

For the period from inception on May 30, 2003, through April 30, 2004, the Fund's Class A shares had a return of 9.44%. That return was the result of an increase in net asset value (NAV) per share from $10.00 on May 30, 2003, to $10.64 on April 30, 2004, and a distribution of $0.297 per share in dividend income.(1) The Fund's Class B shares had a return of 8.79% for the same period, the result of an increase in NAV per share from $10.00 to $10.63, and a distribution of $0.243 per share in dividend income.(1) The Fund's Class C shares had a return of 8.79% for the same period, the result of an increase in NAV per share from $10.00 to $10.63, and a distribution of $0.243 per share in dividend income.(1) (SEE PAGE 5 FOR MORE PERFORMANCE INFORMATION.)

WITH TODAY'S LOWER TAX RATES, IT IS STILL IMPORTANT FOR INVESTORS TO CONSIDER TAX EFFECTS...

A year ago, Congress passed legislation that included several provisions that affect individual investors. The most important aspects of the Jobs and Growth Tax Relief Reconciliation Act of 2003 for individuals are a lowering of tax rates for ordinary income and long-term capital gains and a change in the tax treatment of qualifying dividend income, which is now taxed at the same rates as long-term capital gains, rather than as ordinary income.

The biggest change for equity investors is that qualifying dividend income is now taxed at much lower rates than other investment income and short-term gains (maximum rate of 15% vs. 35%). The spread between short-term and long-term capital gains tax rates has also increased. These changes increase the importance of achieving a mix of returns that emphasizes long-term gains and qualifying dividends over less favorably taxed short-term gains and non-qualifying dividends and other investment income. Deferring taxes on long-term gains continues to be of significant value, particularly for investors with longer time horizons and for assets earmarked for inheritance.

Taxes continue to be the single largest cost borne by long-term equity investors. Strategies to help minimize tax effects can add real value to taxable accounts. Just as before, it makes sense for taxpayers to invest in funds that share their objective of after-tax returns.


                                             Sincerely,

                                             /s/ Thomas E. Faust Jr.

                                             Thomas E. Faust Jr.
                                             President
                                             June 4, 2004


(1) Returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced.

     Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of April 30, 2004

MANAGEMENT DISCUSSION

AN INTERVIEW WITH MICHAEL R. MACH AND JUDITH A. SARYAN, PORTFOLIO MANAGERS OF EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
Portfolio Manager

Q: MICHAEL, CAN YOU GIVE US AN OVERVIEW OF HOW THE STOCK MARKETS PERFORMED IN
   THE PERIOD SINCE THE FUND COMMENCED BUSINESS?

A: MR. MACH: The overall markets delivered healthy returns during the 11-month period ending April 30, 2004. This performance was driven by an improving economy, robust corporate earnings, and historically low interest rates. The markets also saw an increase in volatility, as geopolitical tensions kept investors apprehensive.

Q: HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

A: MR. MACH: Eaton Vance Tax-Managed Dividend Income Fund benefited from the strong performance of both the domestic and international markets. During the 11-month period ended April 30, 2004, all share classes of the Fund recorded positive high-single-digit returns. While the Fund provided shareholders with a positive total return for fiscal year 2004, its performance trailed that of the Russell 1000 Value Index.(1) The primary reason the Fund lagged the Russell 1000 Value Index was its focus on owning common and preferred stocks that produce attractive levels of tax-favored dividend income (income that qualifies for federal income taxation at the long-term capital gains rate). Overall, higher yielding common and preferred stocks generally lagged the Russell 1000 Value Index over the past 11 months.

[PHOTO OF JUDITH A. SARYAN]
Judith A. Saryan CFA
Portfolio Manager

Q: JUDY, COULD YOU ELABORATE ON THE PERFORMANCE OF HIGHER-YIELDING STOCKS?

A: MS. SARYAN: Higher-yielding common stocks tended to lag the overall market throughout the Fund's fiscal year. The month of April 2004 was particularly punishing for higher-yielding stocks, as higher-than-anticipated job growth and strong retail sales figures released by the government caused interest rates to jump and triggered investor anxiety about possible future rate increases. Fears of rising interest rates caused traditionally interest-rate sensitive sectors, such as Real Estate Investment Trusts (REITs) and utilities, to pull back and sharply underperform the broader market during April. We continue to be positive on the underlying fundamentals of the utility, telecommunication services, and REIT shares held by the Fund. As of April 30, 2004, the Fund had 44% of total net assets invested in the above-mentioned higher-yielding common stock sectors, and of that, 23.0% was invested in utilities, 13.3% was invested in telecommunication stocks, and 7.7% was invested in REITs.(2)

Q: MICHAEL, WHAT OTHER TYPES OF DIVIDEND-PAYING STOCKS DID THE FUND HOLD, AND
   HOW DID THEY IMPACT FUND PERFORMANCE?

A: MR. MACH: In addition to the higher-yielding stocks Judy spoke about, the Fund invested in a broadly diversified basket of dividend-paying common stocks, including consumer, financial, and industrial stocks. Within this sector, the Fund benefited from relatively strong stock selection and from being globally diversified. Consumer stocks held by the Fund

   (1) It is not possible to invest directly in an Index.
   (2) Holdings are subject to change due to active management.

   generally benefited from tax rebates, strong new job creation, continued mortgage refinancing activity, and improving consumer sentiment. Growing demand, coupled with continued global unrest, kept oil and gas prices high and generally benefited the energy stocks held by the Fund. As strong corporate earnings and free cash flow generation began to fuel a rebound in business spending, this generally benefited the industrial stocks held by the Fund during the period.

Q: DID THE FUND HOLD ANY FOREIGN STOCKS DURING THE PERIOD?

A: MS. SARYAN: Yes. The Fund's commitment to foreign common stocks also contributed to its performance. The strength of the Euro, relative to the U.S. dollar, had a positive effect on the Fund's foreign holdings. As a result of the weak U.S. dollar, earnings and dividends generated by the Fund's non-U.S. holdings got a boost when they were converted back into dollars. This provided a favorable tailwind for the Fund's non-U.S. investments. As of April 30, 2004, within the Fund's common stock holdings, approximately 25.6% of its total net assets were invested in non-U.S. common stocks traded on non-U.S. exchanges.(1)

Q: ABOUT 18% OF THE FUND'S ASSETS WERE INVESTED IN PREFERRED STOCKS AS OF APRIL
   30, 2004.(1) WHAT CAN YOU TELL US ABOUT THEIR PERFORMANCE?

A: MS. SARYAN: While the common stock segment of the Fund dramatically lagged the Russell 1000 Value Index, the Fund's preferred stock holdings modestly outperformed the Merrill Lynch Preferred Index during the Fund's past fiscal year.(2) The outperformance of the preferred holdings versus the Merrill Lynch Preferred Index was primarily due to the Fund's focus on owning preferred stocks that offered qualified, versus non-qualified, dividend income, and from owning preferred stocks that generally paid higher coupons, while exhibiting less interest rate sensitivity.

Q: DID ALL OF THE FUND'S HOLDINGS PAY A DIVIDEND DURING THE PERIOD?

A: MR. MACH: Yes. At the end of its fiscal year, 100 percent of the stocks held in the Fund had paid dividends. In fact, of the 127 common stocks held in the Fund at fiscal year end, 95 of them had increased their dividend at least once during the period since the Fund commenced operations.(1)

Q: DO YOU HAVE ANY CLOSING REMARKS FOR THE FUND'S SHAREHOLDERS?

A: MR. MACH: For taxable investors, recent tax law changes effectively increase the after-tax returns provided by qualifying stock dividends. Given this more favorable tax treatment of stock dividends, we found it surprising that over the last 11 months, dividend-paying stocks actually underperformed the broader markets.

   The Fund continues to focus on investing in companies with attractive valuations, strong business franchises, solid long-term earnings prospects, and strong cash flow generation capable of supporting future dividend growth. We would like to thank you, our shareholders, for your continued participation and confidence in the Fund.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

   (1) Holdings are subject to change due to active management.
   (2) It is not possible to invest directly in an Index.

EATAN VANCE TAX-MANAGED DIVIDEND INCOME FUND as of April 30, 2004

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND CLASS A VS. THE RUSSELL 1000 VALUE INDEX*

                          May 30, 2003 - April 30, 2004

                         EATON VANCE
                         TAX-MANAGED
           EATON VANCE    DIVIDEND
           TAX-MANAGED   INCOME FUND,
            DIVIDEND      CLASS A,
              FUND        INCLUDING    RUSSELL 1000
             CLASS A     SALES CHARGE  VALUE INDEX
5/03        $10,000       $10,000       $10,000
            $10,010       $ 9,435       $10,125
             $9,980       $ 9,406       $10,276
8/03        $10,013       $ 9,437       $10,436
            $10,056       $ 9,478       $10,334
            $10,422       $ 9,823       $10,966
            $10,577       $ 9,969       $11,116
12/03       $10,999       $10,367       $11,800
            $11,132       $10,492       $12,008
            $11,329       $10,677       $12,265
            $11,362       $10,709       $12,157
4/04        $10,945       $10,315       $11,860

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND CLASS B VS. THE RUSSELL 1000 VALUE INDEX*

                          May 30, 2003 - April 30, 2004

           EATON VANCE
           TAX-MANAGED
            DIVIDEND
           INCOME FUND,  RUSSELL 1000
             CLASS B      VALUE INDEX
5/03        $10,000       $10,000
            $10,000       $10,125
             $9,970       $10,276
8/03         $9,997       $10,436
            $10,034       $10,334
            $10,393       $10,966
            $10,542       $11,116
12/03       $10,951       $11,800
            $11,083       $12,008
            $11,273       $12,265
            $11,290       $12,157
4/04        $10,879       $11,860
($10,379, including applicable sales charge)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND CLASS C VS. THE RUSSELL 1000 VALUE INDEX*

                          May 30, 2003 - April 30, 2004

           EATON VANCE
           TAX-MANAGED
            DIVIDEND
           INCOME FUND,    RUSSELL 1000
             CLASS C       VALUE INDEX
5/03        $10,000         $10,000
            $10,000         $10,125
             $9,970         $10,276
8/03         $9,997         $10,436
            $10,044         $10,334
            $10,393         $10,966
            $10,542         $11,116
12/03       $10,961         $11,800
            $11,083         $12,008
            $11,273         $12,265
            $11,301         $12,157
4/04        $10,879         $11,860
($10,779, including applicable sales charge)

PERFORMANCE**                                                                CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------------------------------
Life of Fund+                                                                   9.44%     8.79%     8.79%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------------------------------
Life of Fund+                                                                   3.16%     3.79%     7.79%

+  Inception Dates - Class A: 5/30/03; Class B: 5/30/03; Class C: 5/30/03

* Source: Thomson Financial. Investment operations commenced 5/30/03. The chart compares the Fund's total return with that of the Russell 1000 Value Index, a broad-based, unmanaged market index of 1000 U.S. value stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the Russell 1000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.
** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC return for Class A reflects the maximum 5.75% sales charge. SEC return for Class B reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects 1% CDSC.
   Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of April 30, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 76.4%

SECURITY                                                  SHARES             VALUE
------------------------------------------------------------------------------------------
APPAREL -- 0.2%

VF Corp.                                                         10,000      $     461,600
------------------------------------------------------------------------------------------
                                                                             $     461,600
------------------------------------------------------------------------------------------

AUTO MANUFACTURER -- 0.8%

DaimlerChrysler AG(1)                                            40,000      $   1,792,850
------------------------------------------------------------------------------------------
                                                                             $   1,792,850
------------------------------------------------------------------------------------------

BROADCASTING AND PUBLISHING -- 1.0%

Gruppo Editoriale L'Espresso SPA(1)                              30,000      $     176,935
Pearson PLC ADR                                                 100,000          1,189,000
Wolters Kluwer NV(1)                                             60,000          1,010,546
------------------------------------------------------------------------------------------
                                                                             $   2,376,481
------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.3%

Hanson PLC(1)                                                   200,000      $   1,525,081
Stanley Works (The)                                              35,000          1,487,850
------------------------------------------------------------------------------------------
                                                                             $   3,012,931
------------------------------------------------------------------------------------------

CHEMICALS -- 1.3%

BASF AG                                                          15,000      $     773,913
Dow Chemical Co. (The)                                           12,000            476,280
Eastman Chemical Co.                                             13,200            561,924
Lyondell Chemical Co.                                            35,000            572,250
RPM, Inc.                                                        50,000            754,000
------------------------------------------------------------------------------------------
                                                                             $   3,138,367
------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.5%

ABN AMRO Holdings NV(1)                                          40,000      $     869,813
Associated Banc-Corp.                                            35,000          1,433,250
Bank of America Corp.                                            24,440          1,967,176
Bank of Hawaii Corp.                                             25,000          1,093,000
Comerica, Inc.                                                   17,000            877,710
Compass Bancshares, Inc.                                         22,500            863,100
Corus Bankshares, Inc.                                           32,000          1,208,000
National City Corp.                                              30,000          1,040,100
National Commerce Financial Corp.                                20,000            531,800
PNC Financial Services Group, Inc.                               20,000          1,062,000
Svenska Handelsbanken AB(1)                                      75,000          1,448,075
TCF Financial Corp.                                              12,000            594,600
U.S. Bancorp                                                     22,500            576,900
Wachovia Corp.                                                   55,000      $   2,516,250
Washington Mutual, Inc.                                          50,000          1,969,500
Wells Fargo & Co.                                                36,500          2,060,790
------------------------------------------------------------------------------------------
                                                                             $  20,112,064
------------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 1.0%

Donnelley (R.R.) & Sons Co.                                      50,000      $   1,471,000
Landauer, Inc.                                                    9,500            371,070
ServiceMaster Co.                                                50,000            606,500
------------------------------------------------------------------------------------------
                                                                             $   2,448,570
------------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.2%

Genuine Parts Co.                                                15,000      $     537,000
------------------------------------------------------------------------------------------
                                                                             $     537,000
------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 13.3%

Alltel Corp.                                                     57,000      $   2,869,380
BCE, Inc.(1)                                                     47,000            937,180
BellSouth Corp.                                                  29,000            748,490
BT Group PLC ADR                                                 62,000          1,989,580
Koninklijke (Royal) KPN NV(1)                                   325,000          2,341,458
SBC Communications, Inc.                                         38,500            958,650
Sprint Corp. (FON Group)                                         35,000            626,150
TDC A/S ADR                                                     101,100          1,700,502
Telecom Corp. of New Zealand Ltd. ADR                            51,000          1,447,380
Telecom Italia Mobile SPA(1)                                    700,000          3,994,235
Telecom Italia SPA(1)                                         2,250,000          5,246,030
Telefonos de Mexico SA ADR                                       63,000          2,150,820
Telstra Corp. Ltd.(1)                                         1,035,000          3,572,940
Telstra Corp., Ltd. ADR                                          30,000            520,200
Verizon Communications, Inc.                                     67,000          2,528,580
------------------------------------------------------------------------------------------
                                                                             $  31,631,575
------------------------------------------------------------------------------------------

ELECTRICAL / ELECTRONIC MANUFACTURER -- 0.6%

Cooper Industries Ltd., Class A(1)                               11,000      $     604,010
Hubbell, Inc.                                                    12,000            539,280
PerkinElmer, Inc.                                                10,000            192,500
------------------------------------------------------------------------------------------
                                                                             $   1,335,790
------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.4%

Lottomatica SPA(1)                                               40,000      $     863,100
------------------------------------------------------------------------------------------
                                                                             $     863,100
------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES             VALUE
------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.8%

Citigroup, Inc.                                                  45,000      $   2,164,050
J.P. Morgan Chase & Co.                                          55,000          2,068,000
------------------------------------------------------------------------------------------
                                                                             $   4,232,050
------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.6%

ConAgra Foods Inc.                                               50,000      $   1,444,500
Sara Lee Corp.                                                  100,000          2,308,000
------------------------------------------------------------------------------------------
                                                                             $   3,752,500
------------------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 0.2%

Leggett & Platt, Inc.                                            25,000      $     565,000
------------------------------------------------------------------------------------------
                                                                             $     565,000
------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS AND LEISURE -- 0.3%

Harrah's Entertainment, Inc.                                     12,500      $     664,750
Mandalay Resort Group                                             2,500            143,625
------------------------------------------------------------------------------------------
                                                                             $     808,375
------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.5%

Kimberly-Clark Corp.                                              6,000      $     392,700
Newell Rubbermaid, Inc.                                          35,000            827,400
------------------------------------------------------------------------------------------
                                                                             $   1,220,100
------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.7%

ALLETE, Inc.                                                     24,500      $     846,475
General Electric Co.                                             10,150            303,992
Honeywell International, Inc.                                    14,000            484,120
------------------------------------------------------------------------------------------
                                                                             $   1,634,587
------------------------------------------------------------------------------------------

INSURANCE -- 0.4%

Mercury General Corp.                                            20,000      $   1,019,800
------------------------------------------------------------------------------------------
                                                                             $   1,019,800
------------------------------------------------------------------------------------------

MACHINERY -- 0.8%

AB SKF(1)                                                        40,000      $   1,371,827
Sandvik AB(1)                                                    20,000            650,570
------------------------------------------------------------------------------------------
                                                                             $   2,022,397
------------------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.4%

May Department Stores Co. (The)                                  35,000      $   1,078,000
------------------------------------------------------------------------------------------
                                                                             $   1,078,000
------------------------------------------------------------------------------------------

OIL AND GAS -- 5.8%

BP PLC ADR                                                       55,000      $   2,909,500
ChevronTexaco Corp.                                              25,000          2,287,500
ConocoPhillips                                                   25,000          1,782,500
Eni SPA(1)                                                       90,000          1,829,772
Marathon Oil Corp.                                               60,000          2,013,600
Occidental Petroleum Corp.                                        4,000            188,800
Total SA ADR                                                     30,000          2,763,600
------------------------------------------------------------------------------------------
                                                                             $  13,775,272
------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.9%

MeadWestvaco Corp.                                               25,000      $     653,750
UPM-Kymmene Oyj(1)                                               50,000            921,839
Weyerhaeuser Co.                                                  8,500            503,200
------------------------------------------------------------------------------------------
                                                                             $   2,078,789
------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.6%

Bristol-Myers Squibb Co.                                         75,000      $   1,882,500
Merck & Co., Inc.                                                40,000          1,880,000
------------------------------------------------------------------------------------------
                                                                             $   3,762,500
------------------------------------------------------------------------------------------

REGIONAL BANK -- 0.3%

New York Community Banco                                         26,666      $     668,517
------------------------------------------------------------------------------------------
                                                                             $     668,517
------------------------------------------------------------------------------------------

REITS -- 7.7%

Boston Properties, Inc.                                          12,000      $     564,000
Capital Automotive REIT                                          25,000            703,250
Colonial Properties Trust                                        12,603            444,634
Developers Diversified Realty Corp.                              48,000          1,572,000
Duke-Weeks Realty Corp.                                          45,000          1,312,200
General Growth Properties, Inc.                                  21,000            569,310
Health Care Property Investors, Inc.                            100,000          2,390,000
Healthcare Realty Trust Inc. REIT                                25,000            896,250
Home Properties Inc. REIT                                        25,000            933,500
Public Storage, Inc.                                              8,000            334,320
Rouse Co. (The)                                                  50,000          2,165,000
Simon Property Group Inc. REIT                                   75,000          3,615,750
Vornado Realty Trust                                             27,920          1,408,564
Washington REIT                                                  50,000          1,360,000
------------------------------------------------------------------------------------------
                                                                             $  18,268,778
------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES             VALUE
------------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL -- 0.3%

Limited, Inc. (The)                                              30,000      $     619,200
------------------------------------------------------------------------------------------
                                                                             $     619,200
------------------------------------------------------------------------------------------

TOBACCO -- 1.5%

Altria Group, Inc.                                               65,000      $   3,599,700
------------------------------------------------------------------------------------------
                                                                             $   3,599,700
------------------------------------------------------------------------------------------

UTILITIES - DIVERSIFIED -- 6.0%

E ON AG(1)                                                       50,000      $   3,314,544
Fortum Oyj(1)                                                   440,000          4,931,658
RWE AG(1)                                                        60,000          2,604,404
TransAlta Corp.(1)                                              267,000          3,294,780
------------------------------------------------------------------------------------------
                                                                             $  14,145,386
------------------------------------------------------------------------------------------

UTILITIES - ELECTRIC -- 9.5%

Alliant Energy Corp.                                             60,000      $   1,491,600
Ameren Corp.                                                     50,000          2,186,000
American Electric Power Co., Inc.                                23,000            700,120
Cinergy Corp.                                                   108,500          4,116,490
Consolidated Edison, Inc.                                        32,000          1,318,720
Duke Energy Corp.                                                14,000            294,840
Energy East Corp.                                                69,000          1,624,950
Entergy Corp.                                                     7,900            431,340
Fortis Inc.(1)                                                    7,600            353,681
Kinder Morgan, Inc.                                              22,000          1,324,620
Pepco Holdings, Inc.                                             32,600            617,444
Pinnacle West Capital Corp.                                      13,000            507,780
Public Service Enterprise Group, Inc.                            25,000          1,072,500
SCANA Corp.                                                      28,000            963,200
Scottish Power PLC ADR                                          128,000          3,539,200
UIL Holdings Corp.                                               38,500          1,739,045
WPS Resources Corp.                                               4,000            183,240
------------------------------------------------------------------------------------------
                                                                             $  22,464,770
------------------------------------------------------------------------------------------

UTILITIES - ELECTRIC AND GAS -- 1.9%

Centrica PLC(1)                                                 725,000      $   2,809,208
Enel Spa(1)                                                     200,000          1,606,565
------------------------------------------------------------------------------------------
                                                                             $   4,415,773
------------------------------------------------------------------------------------------

UTILITIES - GAS -- 3.0%

Equitable Resources, Inc.                                        11,900      $     559,181
NICOR, Inc.                                                      20,000            679,800
Northwest Natural Gas Co.                                        11,500            338,100
Snam Rete Gas(1)                                              1,100,000      $   4,878,913
TransCanada Corp.(1)                                             37,700            742,313
------------------------------------------------------------------------------------------
                                                                             $   7,198,307
------------------------------------------------------------------------------------------

UTILITIES - WATER -- 2.6%

Severn Trent PLC(1)                                              50,000      $     694,267
Suez SA(1)                                                      200,000          4,008,620
United Utilities PLC(1)                                         160,000          1,527,918
------------------------------------------------------------------------------------------
                                                                             $   6,230,805
------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $177,588,764)                                            $ 181,270,934
------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 18.2%

SECURITY                                                  SHARES             VALUE
------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.2%

Abbey National PLC, 7.375%(1)                                    37,000      $     983,460
Abbey National PLC, 7.375%(1)                                    50,000          1,316,000
Barclays Bank PLC, 8.55%(2)(3)                                   18,900          2,348,372
CA Preferred Funding Trust, 7.0%                                 11,500          1,156,446
First Republic Bank, 6.70%                                       88,500          2,217,810
HSBC Capital Funding, 10.176%(1)(2)(3)                            5,000            731,001
Royal Bank of Scotland Group PLC, 5.75%(1)                       58,000          1,327,040
------------------------------------------------------------------------------------------
                                                                             $  10,080,129
------------------------------------------------------------------------------------------

ENERGY -- 0.1%

Entergy Arkansas, Inc., 7.40%                                     3,000      $     288,750
Entergy Louisiana, Inc., 8.00%                                    3,050             77,013
------------------------------------------------------------------------------------------
                                                                             $     365,763
------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

BBVA Preferred Capital Ltd., 7.75%(1)                            80,000      $   2,092,000
Citigroup, Inc., 6.231%                                           2,000            104,100
Citigroup, Inc., 6.365%                                             600             31,410
J.P. Morgan Chase & Co., 6.625%                                   3,000            159,480
Lehman Brothers Holdings, 6.50%                                  89,000          2,346,040
------------------------------------------------------------------------------------------
                                                                             $   4,733,030
------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.2%

Ocean Spray Cranberries, Inc., 6.25%(3)                           5,750      $     382,196
------------------------------------------------------------------------------------------
                                                                             $     382,196
------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES             VALUE
------------------------------------------------------------------------------------------
INSURANCE -- 3.8%

Ace Ltd., 7.80%(1)                                               74,300      $   1,991,983
ING Groep NV, 7.05%(1)                                           75,300          1,935,210
PartnerRe Ltd., 6.75%(1)                                         50,700          1,252,290
RenaisasnceRe Holdings Ltd., 7.30%(1)                            15,500            395,405
RenaissanceRe Holdings Ltd., 6.08%                               30,000            687,600
RenaissanceRe Holdings, Ltd., 8.10%(1)                           46,700          1,234,281
XL Capital Ltd., 7.625%(1)                                       60,000          1,564,800
------------------------------------------------------------------------------------------
                                                                             $   9,061,569
------------------------------------------------------------------------------------------

REITS -- 5.9%

BRE Properties, 6.75%                                            83,000      $   1,906,510
Colonial Properties Trust, 8.125%                                84,000          2,167,200
Developers Diversified Realty Corp., 7.375%                      85,500          2,086,200
Health Care Property, 7.10%                                      80,000          1,958,400
Health Care REIT, Inc., 7.875%                                   85,000          2,184,500
Prologis Trust, 6.75%                                            65,000          1,569,750
PS Business Parks Inc., 7.00%                                    90,000          2,070,000
------------------------------------------------------------------------------------------
                                                                             $  13,942,560
------------------------------------------------------------------------------------------

UTILITIES - ELECTRIC -- 0.9%

Alabama Power Co., 4.20%                                            500      $      35,500
Alabama Power Co., 5.30%                                         80,000          1,998,400
------------------------------------------------------------------------------------------
                                                                             $   2,033,900
------------------------------------------------------------------------------------------

UTILITIES - GAS -- 1.1%

Southern Union Co., 7.55%                                       100,200      $   2,675,340
------------------------------------------------------------------------------------------
                                                                             $   2,675,340
------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $44,795,510)                                             $  43,274,487
------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.2%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)      VALUE
------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                           $         9,885      $   9,885,000
------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $9,885,000)                                           $   9,885,000
------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.8%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)      VALUE
------------------------------------------------------------------------------------------
Barton Capital, 1.03%, 5/5/04                           $         4,304      $   4,303,507
------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $4,303,507)                                           $   4,303,507
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.6%
   (IDENTIFIED COST $236,572,781)                                            $ 238,733,928
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.6)%                                     $  (1,505,163)
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                         $ 237,228,765
------------------------------------------------------------------------------------------

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

(1)  Foreign security.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                        See notes to financial statements

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of April 30, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS

Investments, at value (identified cost, $236,572,781)                                        $   238,733,928
Cash                                                                                                 258,579
Foreign currency, at value (cost $224,579)                                                           225,803
Receivable for investments sold                                                                    7,205,934
Receivable for Fund shares sold                                                                    2,079,371
Receivable from affiliate                                                                             14,437
Dividends and interest receivable                                                                    790,822
Tax reclaim receivable                                                                                49,592
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                 $   249,358,466
------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                            $    11,540,472
Payable for Fund shares redeemed                                                                     461,670
Payable to affiliate for distribution and service fees                                                45,124
Payable to affiliate for Trustees' fees                                                                  143
Accrued expenses                                                                                      82,292
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                            $    12,129,701
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $   237,228,765
------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                              $   235,315,335
Accumulated net realized loss (computed on the basis of identified cost)                          (1,285,143)
Accumulated undistributed net investment income                                                    1,045,038
Net unrealized appreciation (computed on the basis of identified cost)                             2,153,535
------------------------------------------------------------------------------------------------------------
TOTAL                                                                                        $   237,228,765
------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                                   $   104,168,524
SHARES OUTSTANDING                                                                                 9,787,923
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                         $         10.64
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $10.64)                                                          $         11.29
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                                   $    40,731,451
SHARES OUTSTANDING                                                                                 3,831,843
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                         $         10.63
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                                   $    92,328,790
SHARES OUTSTANDING                                                                                 8,684,986
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)                         $         10.63
------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2004(1)

INVESTMENT INCOME

Dividends (net of foreign taxes, $205,407)                                                   $     5,795,472
Interest                                                                                              54,939
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      $     5,850,411
------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                                       $       584,010
Administration fee                                                                                   134,771
Trustees' fees and expenses                                                                              143
Distribution and service fees
   Class A                                                                                           106,099
   Class B                                                                                           159,187
   Class C                                                                                           328,327
Registration fees                                                                                    123,881
Transfer and dividend disbursing agent fees                                                           86,686
Custodian fee                                                                                         76,681
Legal and accounting services                                                                         67,023
Printing and postage                                                                                  24,087
Miscellaneous                                                                                          6,040
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                               $     1,696,935
------------------------------------------------------------------------------------------------------------
Deduct --
   Reimbursement of expenses by affiliate                                                    $        63,937
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                                     $        63,937
------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                                 $     1,632,998
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                        $     4,217,413
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                           $    (1,398,242)
   Foreign currency transactions                                                                      (9,166)
------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                            $    (1,407,408)
------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                                       $     2,161,147
   Foreign currency                                                                                   (7,612)
------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                         $     2,153,535
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                             $       746,127
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $     4,963,540
------------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.

                        See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                                          PERIOD ENDED
IN NET ASSETS                                                                                APRIL 30, 2004(1)
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                                     $       4,217,413
   Net realized loss from investments and foreign
      currency transactions                                                                         (1,407,408)
   Net change in unrealized appreciation (depreciation)
      of investments and foreign currency                                                            2,153,535
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $       4,963,540
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                                                $      (1,558,015)
      Class B                                                                                         (493,336)
      Class C                                                                                         (998,759)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                          $      (3,050,110)
--------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                                                $     109,885,414
      Class B                                                                                       42,905,137
      Class C                                                                                       93,048,164
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                                                        1,090,243
      Class B                                                                                          275,740
      Class C                                                                                          446,474
   Cost of shares redeemed
      Class A                                                                                       (9,432,933)
      Class B                                                                                       (2,487,041)
      Class C                                                                                       (1,415,863)
   Net asset value of shares exchanges
      Class A                                                                                          468,040
      Class B                                                                                         (468,040)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                      $     234,315,335
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                                   $     236,228,765
--------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                                       $       1,000,000
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                             $     237,228,765
--------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                                                             $       1,045,038
--------------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, May 30, 2003, to April 30, 2004.

                       See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                       CLASS A
                                                                                  -----------------
                                                                                    PERIOD ENDED
                                                                                  APRIL 30, 2004(2)
                                                                                  -----------------
Net asset value -- Beginning of period                                            $          10.000
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(1)                                                          $           0.500
Net realized and unrealized gain                                                              0.437
---------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                      $           0.937
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                        $          (0.297)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                               $          (0.297)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                  $          10.640
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                9.44%
---------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                         $         104,169
Ratios (As a percentage of average daily net assets):
     Net expenses                                                                              1.40%(4)
     Net investment income                                                                     5.05%(4)
Portfolio Turnover                                                                              117%
---------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
     Expenses                                                                                  1.47%(4)
     Net investment income                                                                     4.98%(4)
Net investment income per share(1)                                                $           0.493
---------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

                        See notes to financial statements

                                                                                       CLASS B
                                                                                  -----------------
                                                                                    PERIOD ENDED
                                                                                  APRIL 30, 2004(2)
                                                                                  -----------------
Net asset value -- Beginning of period                                            $          10.000
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(1)                                                          $           0.427
Net realized and unrealized gain                                                              0.446
---------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                      $           0.873

LESS DISTRIBUTIONS

From net investment income                                                        $          (0.243)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                               $          (0.243)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                  $          10.630
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                8.79%
---------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                         $          40,731
Ratios (As a percentage of average daily net assets):
     Net expenses                                                                              2.15%(4)
     Net investment income                                                                     4.31%(4)
Portfolio Turnover                                                                              117%
---------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
     Expenses                                                                                  2.22%(4)
     Net investment income                                                                     4.24%(4)
Net investment income per share(1)                                                $           0.420
---------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

                        See notes to financial statements

                                                                                       CLASS C
                                                                                  -----------------
                                                                                    PERIOD ENDED
                                                                                  APRIL 30, 2004(2)
                                                                                  -----------------
Net asset value -- Beginning of period                                            $          10.000
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(1)                                                          $           0.432
Net realized and unrealized gain                                                              0.441
---------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                      $           0.873
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                                        $          (0.243)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                               $          (0.243)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                                  $          10.630
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                8.79%
---------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                                         $          92,329
Ratios (As a percentage of average daily net assets):
     Net expenses                                                                              2.15%(4)
     Net investment income                                                                     4.34%(4)
Portfolio Turnover                                                                              117%
---------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
     Expenses                                                                                  2.22%(4)
     Net investment income                                                                     4.27%(4)
Net investment income per share(1)                                                $           0.425
---------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

                        See notes to financial statements

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Tax-Managed Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gains rates ("tax-favored dividends"). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

     D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $252,492 which will reduce the taxable income arising from future net realized gain in investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on April 30, 2012. At April 30, 2004 net capital losses of $873,460 attributable to security transactions incurred after October 31, 2003 are treated as arising on the first day of the Fund's taxable year ending April 30, 2005.

     For the fiscal year ended April 30, 2004, 67.77% of the Fund's ordinary income dividends qualify for the dividends received deduction available to corporations and 100% of the ordinary income dividends was qualifying dividend income.

     At April 30, 2004, undistributed ordinary income on a tax basis was $1,039,396. The difference between book basis and tax basis undistributed ordinary income is atributable primarily to differing treatment of certain dividends received from the Fund's investment in Real Estate Investment Trusts (REITs). The tax character of the dividends paid during the fiscal year ended April 30, 2004 was $3,050,110 of ordinary income.

     E FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     G PUT OPTIONS -- Upon the purchase of a put option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

     H SECURITIES SOLD SHORT -- The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge Fund positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Fund records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Fund is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Fund may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

     I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     J INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     K OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of the securities sold.

2    DISTRIBUTION TO SHAREHOLDERS

     It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                 PERIOD ENDED
     CLASS A                                                   APRIL 30, 2004(1)
     ---------------------------------------------------------------------------
     Sales                                                         10,414,630

     Issued to shareholders electing to receive payments
       of distributions in Fund shares                                101,947

     Redemptions                                                     (870,532)

     Exchanges from Class B shares                                     43,878
     ---------------------------------------------------------------------------
     NET INCREASE                                                   9,689,923
     ---------------------------------------------------------------------------

                                                                 PERIOD ENDED
     CLASS B                                                   APRIL 30, 2004(1)
     ---------------------------------------------------------------------------
     Sales                                                          4,081,954

     Issued to shareholders electing to receive payments
       of distributions in Fund shares                                 25,734

     Redemptions                                                     (232,925)

     Exchanges to Class A shares                                      (43,920)
     ---------------------------------------------------------------------------
     NET INCREASE                                                   3,830,843
     ---------------------------------------------------------------------------

                                                                 PERIOD ENDED
     CLASS C                                                   APRIL 30, 2004(1)
     ---------------------------------------------------------------------------
     Sales                                                          8,773,081

     Issued to shareholders electing to receive payments
       of distributions in Fund shares                                 41,529

     Redemptions                                                     (130,624)
     ---------------------------------------------------------------------------
     NET INCREASE                                                   8,683,986
     ---------------------------------------------------------------------------

     (1) For the period from the start of business, May 30, 2003, to April 30, 2004.

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, May 30, 2003, to April 30, 2004, the advisory fee amounted to $584,010. An administration fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, May 30, 2003, to April 30, 2004, the administration fee amounted to $134,771. To enhance the net investment income of the Fund, the Administrator was allocated $63,937 of the Fund's operating expenses.

     Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, May 30, 2003, to April 30, 2004, no significant amounts have been deferred.

     EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the period from the start of business, May 30, 2003, to April 30, 2004, EVM earned approximately $6,200 in sub-transfer agent fees.

     Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $320,867 as its portion of the sales charge on sales of Class A shares for the period from the start of business, May 30, 2003, to April 30, 2004.

     Certain officers and Trustees of the Fund are officers of the above organizations.

5    DISTRIBUTION AND SERVICE PLANS

     The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $119,385 and $245,439 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, May 30, 2003, to April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,863,000 and $4,650,000 for Class B and Class C shares, respectively.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, May 30, 2003, to April 30, 2004 amounted to $106,099, $39,802, and $82,888 for Class A, Class B and Class C shares, respectively.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

     No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
     Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $38,000 and $8,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the period from the start of business, May 30, 2003, to April 30, 2004. EVD did not receive any CDSC from shareholders for Class A shares for the period from the start of business, May 30, 2003, to April 30, 2004.

7    INVESTMENTS TRANSACTIONS

     Purchases and sales of investments, other than short-term obligations, aggregated $333,807,306 and $110,022,492 respectively, for the period from the start of business, May 30, 2003, to April 30, 2004.

8    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                        $       236,679,697
     -------------------------------------------------------------------------
     Gross unrealized appreciation                         $         6,896,491

     Gross unrealized depreciation                                  (4,842,260)
     -------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                           $         2,054,231
     -------------------------------------------------------------------------

9    FINANCIAL INSTRUMENTS

     The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at April 30, 2004.

10   LINE OF CREDIT

     The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during period from the start of business, May 30, 2003, to April 30, 2004.

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND as of April 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Tax-Managed Dividend Income Fund (the Fund), as of April 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the start of business, May, 30, 2003, to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of April 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance Tax-Managed Dividend Income Fund at April 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period from the start of business, May, 30, 2003, to April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 17, 2004

EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                        TERM OF                                      NUMBER OF PORTFOLIOS
                          POSITION(S)  OFFICE AND                                      IN FUND COMPLEX
      NAME AND             WITH THE    LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
    DATE OF BIRTH            TRUST      SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes           Trustee      Since 1991  Chairman, President and Chief             197                Director of EVC
11/9/41                                            Executive Officer of BMR, EVC,
                                                   EVM and EV; Director of EV; Vice
                                                   President and Director of EVD.
                                                   Trustee and/or officer of 197
                                                   registered investment companies
                                                   in the Eaton Vance Fund Complex.
                                                   Mr. Hawkes is an interested
                                                   person because of his positions
                                                   with BMR, EVM, EVC and EV, which
                                                   are affiliates of the Fund.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee      Since 1986  Jacob H. Schiff Professor of              197             Director of Tiffany &
2/23/35                                            Investment Banking Emeritus,                             Co. (specialty retailer)
                                                   Harvard University Graduate                                  and Telect, Inc.
                                                   School of Business                                         (telecommunication
                                                   Administration.                                             services company)

William H. Park           Trustee      Since 2003  President and Chief Executive             194                     None
9/19/47                                            Officer, Prizm Capital
                                                   Management, LLC (investment
                                                   management firm) (since 2002).
                                                   Executive Vice President and
                                                   Chief Financial Officer, United
                                                   Asset Management Corporation (a
                                                   holding company owning
                                                   institutional investment
                                                   management firms) (1982-2001).

Ronald A. Pearlman        Trustee      Since 2003  Professor of Law, Georgetown              194                     None
7/10/40                                            University Law Center (since
                                                   1999). Tax Partner, Covington &
                                                   Burling, Washington, DC
                                                   (1991-2000).

Norton H. Reamer          Trustee      Since 1986  President, Chief Executive                197                     None
9/21/35                                            Officer and a Director of Asset
                                                   Management Finance Corp. (a
                                                   specialty finance company serving
                                                   the investment management
                                                   industry) (since October 2003).
                                                   President, Unicorn Corporation
                                                   (an investment and financial
                                                   advisory services company) (since
                                                   September 2000). Formerly,
                                                   Chairman, Hellman, Jordan
                                                   Management Co., Inc. (an
                                                   investment management company)
                                                   (2000-2003). Formerly, Advisory
                                                   Director of Berkshire Capital
                                                   Corporation (investment banking
                                                   firm) (2002-2003). Formerly,
                                                   Chairman of the Board, United
                                                   Asset Management Corporation (a
                                                   holding company owning
                                                   institutional investment
                                                   management firms) and Chairman,
                                                   President and Director, UAM Funds
                                                   (mutual funds) (1980-2000).

Lynn A. Stout             Trustee      Since 1998  Professor of Law, University of           197                     None
9/14/57                                            California at Los Angeles School
                                                   of Law (since July 2001).
                                                   Formerly, Professor of Law,
                                                   Georgetown University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                            TERM OF
                           POSITION(S)     OFFICE AND
      NAME AND              WITH THE       LENGTH OF                PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH             TRUST         SERVICE                 DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President         Since 2002    Executive Vice President of EVM, BMR, EVC and
5/31/58                                                  EV; Chief Investment Officer of EVM and BMR
                                                         and Director of EVC. Chief Executive Officer
                                                         of Belair Capital Fund LLC, Belcrest Capital
                                                         Fund LLC, Belmar Capital Fund LLC, Belport
                                                         Capital Fund LLC and Belrose Capital Fund LLC
                                                         (private investment companies sponsored by
                                                         EVM). Officer of 56 registered investment
                                                         companies managed by EVM or BMR.

William H. Ahern, Jr.    Vice President    Since 1995    Vice President of EVM and BMR. Officer of 35
7/28/59                                                  registered investment companies managed by
                                                         EVM or BMR.

Thomas J. Fetter         Vice President    Since 1997    Vice President of EVM and BMR. Officer of 127
8/20/43                                                  registered investment companies managed by
                                                         EVM or BMR.

Michael R. Mach          Vice President    Since 1999    Vice President of EVM and BMR. Previously,
7/15/47                                                  Managing Director and Senior Analyst for
                                                         Robertson Stephens (1998-1999). Officer of 27
                                                         registered investment companies managed by
                                                         EVM or BMR.

Robert B. MacIntosh      Vice President    Since 1998    Vice President of EVM and BMR. Officer of 127
1/22/57                                                  registered investment companies managed by
                                                         EVM or BMR.

Duncan W.                Vice President    Since 2001    Senior Vice President and Chief Equity
Richardson                                               Investment Officer of EVM and BMR. Officer of
10/26/57                                                 43 registered investment companies managed by
                                                         EVM or BMR.

Walter A. Row, III       Vice President    Since 2001    Director of Equity Research and a Vice
7/20/57                                                  President of EVM and BMR. Officer of 22
                                                         registered investment companies managed by
                                                         EVM or BMR.

Judith A. Saryan         Vice President    Since 2003    Vice President of EVM and BMR. Previously,
8/21/54                                                  Portfolio Manager and Equity Analyst for
                                                         State Street Global Advisers (1980-1999).
                                                         Officer of 26 registered investment companies
                                                         managed by EVM or BMR.

Susan Schiff             Vice President    Since 2002    Vice President of EVM and BMR. Officer of 26
3/13/61                                                  registered investment companies managed by
                                                         EVM or BMR.

Alan R. Dynner           Secretary         Since 1997    Vice President, Secretary and Chief Legal
10/10/40                                                 Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                         of 197 registered investment companies
                                                         managed by EVM or BMR.

James L. O'Connor        Treasurer         Since 1989    Vice President of BMR, EVM and EVD. Officer
4/1/45                                                   of 118 registered investment companies
                                                         managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

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

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

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

                     INVESTMENT ADVISOR AND ADMINISTRATOR OF
                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                  EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
   CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST
        OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

1857-6/04                                                                TMDISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Eaton Vance Tax-Managed Dividend Income Fund (the "Fund") is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 22 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The Fund commenced operations on May 30, 2003. The following table presents the aggregate fees billed to the Fund for the Fund's first fiscal year ended April 30, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

FISCAL YEARS ENDED                             4/30/04
-------------------------------------------------------
Audit Fees                                    $  16,871

Audit-Related Fees(1)

Tax Fees(2)                                       5,800

All Other Fees(3)
                                              ---------
Total                                         $  22,671
                                              =========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (April 30, October 31, or December 31). In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS         10/31/02              12/31/02         4/30/03*         10/31/03              12/31/03           4/30/04
ENDED             PWC        D&T        PWC        D&T     PWC    D&T     PWC        D&T        PWC        D&T     PWC      D&T
---------------------------------------------------------------------------------------------------------------------------------
AUDIT FEES     $ 27,850   $ 106,284  $ 61,325   $ 48,131  $  0   $  0  $ 41,150   $ 135,218  $  77,175  $ 60,955  $  0   $ 16,871

AUDIT-RELATED
FEES(1)               0           0         0          0     0      0         0           0          0         0     0          0

TAX FEES(2)      18,620      68,900    31,190     15,500     0      0    23.735      72,900     38,605    15,800     0      5,800

ALL OTHER
FEES(3)               0           0         0          0     0      0         0           0          0         0     0          0
               ------------------------------------------------------------------------------------------------------------------
TOTAL          $ 46,470   $ 175,184  $ 92,515   $ 63,631  $  0   $  0  $ 64,885   $ 208,118  $ 115,780  $ 76,755  $  0   $ 22,671
               ==================================================================================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

* The Fund commenced operations on May 30, 2003. The Fund is the only Series with an April 30 fiscal year end.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series

FISCAL YEARS            10/31/02                12/31/02                4/30/03*
ENDED               PWC         D&T         PWC         D&T         PWC         D&T
--------------------------------------------------------------------------------------
REGISTRANT(1)    $  18,620   $  68,900   $  31,190   $  15,500   $       0   $       0

EATON VANCE(2)   $       0   $ 389,924   $       0   $ 336,546   $       0   $ 198,709

FISCAL YEARS            10/31/03                12/31/03                4/30/04
ENDED               PWC         D&T         PWC         D&T         PWC         D&T
--------------------------------------------------------------------------------------
REGISTRANT(1)    $   23,35   $  72,900   $  38,605   $  15,800   $       0   $  16,871

EATON VANCE(2)   $       0   $ 440,918   $       0   $ 458,168   $   4,490   $ 479,012

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

* The Fund commenced operations on May 30, 2003. The Fund is the only Series with an April 30 fiscal year end.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountants of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED DIVIDEND INCOME FUND)


By:   /S/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust, Jr.
      President


Date: June 17, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ------------------------
      James L. O'Connor
      Treasurer


Date: June 17, 2004
      -------------


By:   /S/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust
      President


Date: June 17, 2004
      -------------